Investment in Affiliate	12 Months Ended
Mar. 31, 2012
Investment in Affiliate

3.    Investment in Affiliate

The carrying amounts of investment in affiliate as of March 31, 2011 and 2012 were ¥2,131 million and ¥2,184 million ($26,573 thousand), respectively.

At March 31, 2010, 2011 and 2012, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2010	2011	2012
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Financial Position:
Property and equipment, net	¥16,368	¥11,361	$138,228
Other assets, net	13,077	19,569	238,095

Total assets	¥29,445	¥30,930	$376,323

Debt	¥7,136	¥7,642	$92,979
Other liabilities	13,754	14,335	174,413
Noncontrolling interest	32	83	1,010
Total Resort Solution stockholders’ equity	8,523	8,870	107,921

Total liabilities and equity	¥29,445	¥30,930	$376,323

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Operations:
Revenues	¥22,807	¥19,961	¥17,992	$218,907
Cost of revenues	10,988	9,403	8,696	105,803
Selling, general and administrative expenses	11,114	10,430	9,177	111,656

Operating income	705	128	119	1,448
Interest expense, net	(116)	(122)	(151)	(1,837)
Other, net	(65)	321	524	6,375

Net income	¥524	¥327	¥492	$5,986

The difference between the amount at which an investment is carried and the amount of underlying equity in net assets represents mainly intangible assets recognized at the Company.

The Company’s shares of undistributed earnings of the affiliate included in the consolidated retained earnings were earnings of nil as of March 31, 2010, 2011 and 2012.

The investment in Resort Solution with a carrying amount of ¥2,131 million and ¥2,184 million ($26,573 thousand) as of March 31, 2011 and 2012, respectively, was traded on established markets and was quoted at a market value of ¥1,507 million and ¥1,847 million ($22,472 thousand) as of March 31, 2011 and 2012, respectively.